Earnings Per Share - Schedule of Earnings Per Share (Detail) - USD ($) shares in Millions, $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Earnings per share [abstract]
Income/(loss) attributable to Royal Dutch Shell plc shareholders($ million)	$ 5,839	$ 6,024	$ 4,087	$ 17,762	$ 9,170
Weighted average number of shares used as the basis for determining:
Basic earnings per share (million)	8,290.3	8,309.4	8,249.6	8,301.4	8,206.1
Diluted earnings per share (million)	8,353.1	8,376.0	8,324.9	8,368.7	8,280.3